Earnings Per Share (''EPS'') (Details 1) - shares	12 Months Ended
	Jun. 28, 2015	Jun. 30, 2013
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive options excluded from earnings per share computation	10,000	248,000